Document and Entity Information	Oct. 11, 2019
Cover [Abstract]
Entity Registrant Name	Ingredion Inc
Amendment Flag	false
Entity Central Index Key	0001046257
Document Type	8-K
Document Period End Date	Oct. 11, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-13397
Entity Tax Identification Number	22-3514823
Entity Address, Address Line One	5 Westbrook Corporate Center
Entity Address, City or Town	Westchester
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60154-5749
City Area Code	(708)
Local Phone Number	551-2600
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	INGR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false